UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

ETFis Series Trust I c/o Corporation Service Company, 2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code:      (212) 593-4383

Date of fiscal year end:     July 31

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - Reaves Utilities ETF

October 31, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.7%
Utilities - 99.7%
American Water Works Co., Inc.	8,834	$654,069
Atmos Energy Corp.	7,955	591,773
Avangrid, Inc.	9,298	366,434
CMS Energy Corp.	14,408	607,297
DTE Energy Co.	9,746	935,714
Edison International	12,275	901,967
New Jersey Resources Corp.	8,900	302,155
NextEra Energy Partners LP	18,392	503,021
NextEra Energy, Inc.	13,580	1,738,240
NiSource, Inc.	20,206	469,992
Pattern Energy Group, Inc.	23,786	531,617
PG&E Corp.	14,795	919,065
Pinnacle West Capital Corp.	5,508	419,324
Portland General Electric Co.	13,517	589,882
PPL Corp.	7,966	273,552
SCANA Corp.	9,298	682,101
Sempra Energy	9,053	969,576
Southern Co. (The)	26,508	1,367,018
WEC Energy Group, Inc.	9,989	596,543
Xcel Energy, Inc.	10,178	422,896
Total Common Stocks
(Cost $12,960,649)		13,842,236

Short Term Investment 0.2%
Money Market Fund 0.2%
Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio 0.19%(1) (Cost $33,959)	33,959	33,959
TOTAL INVESTMENTS - 99.9%
(Cost $12,994,608)		13,876,195
Other Assets in Excess of Liabilities - 0.1%		10,660
Net Assets - 100.0%		$13,886,855

(1)	Represents average annualized seven-day yield as of October 31, 2016.

See Notes to the Schedule of Investments.

Notes to the Schedule of Investments

October 31, 2016 (Unaudited)

1.	ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Reaves Utilities ETF (the “Fund”), a series of the Trust, is presented herein.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.

•  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2016 in valuing the Fund’s assets carried at fair value:

Assets
Level 1
Common Stocks	$ 13,842,236
Money Market Fund	33,959
Level 2	—
Level 3	—
Total	$ 13,876,195

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended October 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of October 31, 2016.

Notes to the Schedule of Investments (continued)

October 31, 2016 (Unaudited)

3.	FEDERAL INCOME TAX

At October 31, 2016, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross	Gross	Net Unrealized
Federal Tax Cost	Unrealized	Unrealized	Appreciation
Of Investments	Appreciation	(Depreciation)	(Depreciation)
$12,995,048	$980,825	$(99,678)	$881,147

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  ETFis Series Trust I

By (Signature and Title)*           /s/ William J. Smalley

      William J. Smalley, President and Principal Executive Officer
      (principal executive officer)

Date                             12/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ William J. Smalley

      William J. Smalley, President and Principal Executive Officer
      (principal executive officer)

Date                            12/28/2016

By (Signature and Title)*           /s/ Brinton W. Frith

      Brinton W. Frith, Treasurer and Principal Financial Officer
      (principal financial officer)

Date                            12/28/2016

* Print the name and title of each signing officer under his or her signature.